November 18, 2011

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Calvert SAGE Fund, Calvert Equity Income Fund, Class A, C and Y Shares
File Nos. 811-22212 and 333-152031
1933 Act Post-Effective Amendment No. 11

Ladies and Gentlemen:

Pursuant to General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and Rule 405 of Regulation S-T, transmitted herewith on behalf of the above-referenced Registrant is Post-Effective Amendment No. 11 to the Registrant’s currently effective Registration Statement.

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information that is part of the Rule 497 definitive prospectus filed on November 1, 2011, made in connection with Post-Effective Amendment No. 9 filed on July 29, 2011.

If you have any questions or comments concerning the foregoing, please call me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King